Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - Schedule of Maturity Lease Liability - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liability [Abstract]
Fiscal year ending December 31, 2024	$ 91,335
Fiscal year ending December 31, 2025	93,837	$ 69,477
Fiscal year ending December 31, 2026	88,269	71,323
Fiscal year ending December 31, 2027	49,677	73,223
Lease liability due	323,118	263,700
Present value discount	(101,005)	(28,591)
Lease liability	$ 222,113	$ 235,109